Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
Investment securities at December 31, 2012 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2012:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$695,655	$1,352	$1,280	$695,727
Obligations of states and political subdivisions	984	19	—	1,003
U.S. Government sponsored entities’ asset-backed securities	401,882	14,067	447	415,502
Other equity securities	1,137	1,085	—	2,222
Total	$1,099,658	$16,523	$1,727	$1,114,454
2012:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$570	$2	$—	$572
U.S. Government sponsored entities’ asset-backed securities	400,820	9,351	38	410,133
Total	$401,390	$9,353	$38	$410,705
Investment securities at December 31, 2013 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2013:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$570,632	$—	$45,496	$525,136
U.S. Government sponsored entities’ asset-backed securities	650,391	8,070	9,990	648,471
Other equity securities	1,120	1,539	—	2,659
Total	$1,222,143	$9,609	$55,486	$1,176,266
2013:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$240	$1	$—	$241
U.S. Government sponsored entities’ asset-backed securities	181,821	5,382	42	187,161
Total	$182,061	$5,383	$42	$187,402

Schedule of unrealized loss on investments
The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2012:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2012:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	177,470	1,280	—	—	177,470	1,280
U.S. Government sponsored entities' asset-backed securities	123,631	447	—	—	123,631	447
Total	301,101	1,727	—	—	301,101	1,727
2012:
Securities Held-to-Maturity
U.S. Government sponsored entities' asset-backed securities	$10,120	$38	$—	$—	$10,120	$38
The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2013:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2013:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$377,626	$29,256	$147,510	$16,240	$525,136	$45,496
U.S. Government sponsored entities' asset-backed securities	404,035	8,917	21,572	1,073	425,607	9,990
Total	$781,661	$38,173	$169,082	$17,313	$950,743	$55,486
2013:
Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$5,781	$42	$—	$—	$5,781	$42

Schedule of contractual maturity of debt securities
The amortized cost and estimated fair value of investments in debt securities at December 31, 2013, are shown in the following table by contractual maturity or the expected call date, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

(In thousands)	Amortized Cost	Estimated Fair Value	Weighted Average Yield
Securities Available-for-Sale
U.S. Treasury and other U.S. Government sponsored entities’ notes:
Due one through five years	50,000	46,800	2.00%
Due five through ten years	396,882	367,580	2.43%
Due in over ten years	123,750	110,756	1.74%
Total	$570,632	$525,136	2.24%
U.S. Government sponsored entities’ asset-backed securities:
Total	$650,391	$648,471	2.47%
Securities Held-to-Maturity
Obligations of states and political subdivisions:
Due within one year	$240	$241	4.46%
Total	$240	$241	4.46%
U.S. Government sponsored entities’ asset-backed securities:
Total	$181,821	$187,161	3.69%